UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1210 Broadcasting Road
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          October 13,2006

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   102

Form 13F information Table Value Total:   $447,534



List of Other Included Managers:




   09/30/2006
Page ___ of ___           Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                       Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:      Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of C Cusip #      Value    Principal         (b) Shared-       Managers
                                                  Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                   in Instr.  Other
ABBOTT LABS         COM   002824100         2524   51,973                                        51973
ADOBE SYSTEMS       COM   00724F101         3675   98,100                                        98100
AIR PRODUCTS        COM   009158106          303    4,563                                         4563
AMGEN               COM   031162100         7095   99,194                                        99194
A T & T NEW         COM   030177109         1398   42,933                                        42933
AUTOMATIC DATA      COM   053015103         3798   80,225                                        80225
BANKAMERICA         COM   060505104         5811  108,481                                       108481
BANK OF NEW YORK    COM   064057102          553   15,671                                        15671
BAXTER INTL         COM   071813109          333    7,334                                         7334
BECTON DICKINSON    COM   075887109         1201   17,000                                        17000
BELL SOUTH          COM   079860102          294    6,885                                         6885
BENIHANA            COM   082047200        13291  458,325                                       333325            125,000
B P AMOCO           COM   055622104         1201   18,309                                        18309
PEABODY ENERGY      COM   704549104         1079   29,350                                        29350
CARPENTER TECH      COM   144285103          949    8,828                                         8828
CERADYNE            COM   156710105         9266  225,494                                       140369             85,125
CHEVRON/TEXACO      COM   166764100         2654   40,914                                        40914
C H ROBINSON        COM   12541W100          606   13,600                                        13600
CHUBB               COM   171232101         3138   60,401                                        60401
CITIGROUP           COM   172967101         4018   80,885                                        80885
COLGATE             COM   194162103         2068   33,300                                        33300
COLLECTORS UNIVER   COM   194219200         4465  320,100                                       220100            100,000
COMCAST CORP NEW    COM   20030N101         1496   40,549                                        40549
CONOCO/PHILLIPS     COM   20825C104         1521   25,548                                        25548
CSX                 COM   126408103         5203  158,470                                       158470

  COLUMN TOTALS                            77940

    FORM 13F

Page ___ of ___           Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                       Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:      Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of C Cusip #      Value    Principal         (b) Shared-       Managers
                                                  Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS          COM   234264109         8595  415,425                                       266425             149,000
DOVER CORP          COM   260003108         3350   70,616                                        70616
DU PONT             COM   263534109          375    8,742                                         8742
EMBREX              COM   290817105         5421  458,600                                       285600             173,000
EDGE PETROLEUM      COM   279862106        10058  610,671                                       458671             152,000
EMERSON ELECTRIC    COM   291011104         2834   33,794                                        33794
ENERGEN             COM   292655108         1229   29,350                                        29350
EURONET WORLDWIDE   COM   298736109         6736  274,375                                       197375              77,000
GENERAL DYNAMICS    COM   369550108         3302   46,070                                        46070
GENERAL ELECTRIC    COM   369604103        10349  293,175                                       293175
GLAXO HOLDINGS      COM   37733W105          307    5,768                                         5768
GOLDMAN SACHS       COM   381417104         4589   27,125                                        27125
HARTFORD FINL       COM   416515104         2743   31,622                                        31622
H J HEINZ           COM   423074103          818   19,500                                        19500
HERSHEY FOODS       COM   427866108         1320   25,238                                        25238
HEWLETT PACKARD     COM   428236103         2699   73,550                                        73550
IBM                 COM   459200101          774    9,450                                         9450
INGERSOLL RAND      COM   456866102         2532   66,670                                        66670
IMAX CORP           COM   45245E109         6863 1403,550                                       983550             420,000
ISHARES MSCI EMER   COM   464287234         2639   27,275                                        27275
ISHARES RUSSELL 2   COM   464287655         4356   60,500                                        60500
ISHARES MSCI EAFE   COM   464287465         2332   34,422                                        34422
JOHNSON & JOHNSON   COM   478160104         1889   29,085                                        29085
KENSEY NASH         COM   490057106        11439  390,808                                       259808             131,000
KIMBERLY CLARK      COM   494368103         2705   41,388                                        41388
LANDEC              COM   514766104         7075  655,050                                       371850             283,200
LILLY, ELI          COM   532457108         2414   42,345                                        42345
LITHIA MOTORS       COM   536797103         9415  380,850                                       269250             111,600

  COLUMN TOTALS                           119158


    FORM 13F

Page ___ of ___           Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                       Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:      Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of C Cusip #      Value    Principal         (b) Shared-       Managers
                                                  Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                   in Instr.  Other
LOWES COS.          COM   548661107         5551  197,834                                       197834
LIVEPERSON          COM   538146101         6864 1278,150                                       823150            455,000
MEASUREMENT SPEC    COM   583421102         5671  304,050                                       207050             97,000
MEDTRONIC           COM   585055106         5020  108,100                                       108100
McGRAW HILL         COM   580645109         2644   45,562                                        45562
MELLON BANK         COM   58551A108         3874   99,075                                        99075
MERCK               COM   589331107          454   10,832                                        10832
MICROSOFT           COM   594918104         3426  125,280                                       125280
3 M COMPANY         COM   885794101         2657   35,700                                        35700
NATIONAL PENN BAN   COM   637138108         7702  392,540                                       317790              74,750
NEOWARE             COM   640657102         7663  563,900                                       396600             167,300
NORDSTROM           COM   655664100         4520  106,850                                       106850
PANERA BREAD        COM   698406108         5700   97,855                                        59855              38,000
PENN NATL GAMING    COM   707569109        17558  480,782                                       360782             120,000
PEPSICO             COM   713448108         9269  142,039                                       142039
PERF. FOOD GROUP    COM   713755106         6073  216,187                                       150387              65,800
PFIZER              COM   717081103         4519  159,329                                       159329
PNC FINANCIAL       COM   693475105          554    7,652                                         7652
PRAXAIR             COM   74005P104         7759  131,150                                       131150
PROCTOR & GAMBLE    COM   742181109         4945   79,789                                        79789
PUBLIC STORAGE      COM   74460D109          567    6,590                                         6590

  COLUMN TOTALS                           112990
    FORM 13F

Page ___ of ___           Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                       Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:      Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of C Cusip #      Value    Principal         (b) Shared-       Managers
                                                  Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                   in Instr.  Other
Q-LOGIC             COM   747277101         8067  426,818                                       426818
ROCK OF AGES        COM   772632105          975  214,300                                        74800             139,500
ROLLINS INC.        COM   775711104         5464  258,825                                       162825              96,000
SCHERING PLOUGH     COM   806605101          412   18,650                                        18650
SCHLUMBERGER        COM   806857108         3181   51,275                                        51275
SKYWEST INC.        COM   830879102         7865  320,775                                       231525              89,250
SOVEREIGN BANCORP   COM   845905108          672   31,252                                        31252
S & P 500 INDEX D   COM   78462F103        19215  143,850                                       143850
STATE ST CORP       COM   857477103         1632   26,150                                        26150
STRYKER CORP        COM   863667101         2289   46,150                                        46150
SYSCO CORP          COM   871829107         4682  139,982                                       139982
TARGET              COM   87612E106         3643   65,938                                        65938
THOR INDUSTRIES     COM   885160101         8910  216,415                                       147415              69,000
TREX                COM   89531P105         6822  282,350                                       178350             104,000
TRIPATH             COM   896942109         8348  924,453                                       567453             357,000
TRINITY BIOTECH     COM   896438306         1634  175,725                                       102475              73,250
UNION PACIFIC       COM   907818108          352    4,000                                         4000
UNITED HEALTH       COM   91324P102         3790   77,023                                        77023
UNITED TECHNOLOGI   COM   913017109         2311   36,486                                        36486
VERIZON             COM   92343V104         1107   29,805                                        29805
INVENTIVE HEALTH    COM   46122E105         9654  301,400                                       188400             113,000
WACHOVIA            COM   929903102         4550   81,547                                        81547
WALGREEN            COM   931422109         6138  138,273                                       138273
WALMART             COM   931142103         4281   86,796                                        86796
WYETH               COM   983024100          551   10,841                                        10841
EXXON MOBIL         COM   30231G102         7533  112,266                                       112266
XTO ENERGY          COM   98385X106         2924   69,400                                        69400
DENTSPLY INTL       COM   249030107        10444  346,866                                       346866
  COLUMN TOTALS                           137446
   FINAL TOTAL                          $447,534
